Roundhill Cannabis ETF
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 23.2%
Agriculture — 2.8%
22nd Century Group, Inc. (a)	10,901	$10,109
Turning Point Brands, Inc.	905	19,213
Village Farms International, Inc. (a)(b)	4,495	8,585
		37,907
Household Products/Wares — 4.1%
Cronos Group, Inc. (a)(b)	19,180	54,088

Pharmaceuticals — 15.4%
Aurora Cannabis, Inc. (a)(b)	15,246	18,600
Canopy Growth Corp. (a)(b)	24,361	66,506
Organigram Holdings, Inc. (a)(b)	15,922	13,878
Sundial Growers, Inc. (a)(b)	12,079	26,332
Tilray Brands, Inc. (a)	29,438	80,954
		206,270
Software — 0.9%
WM Technology, Inc. (a)	7,375	11,874
TOTAL COMMON STOCKS (Cost $485,888)		310,139

REAL ESTATE INVESTMENT TRUSTS — 10.5%
AFC Gamma, Inc.	1,008	15,422
Innovative Industrial Properties, Inc.	1,420	125,670
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $177,799)		141,092

SHORT-TERM INVESTMENTS - 12.5%
Money Market Fund — 12.5%
First American Government Obligations Fund, Class X, 2.77% (c)	166,896	166,896
TOTAL SHORT-TERM INVESTMENTS (Cost $166,896)		166,896

TOTAL INVESTMENTS (Cost $830,583) — 46.2%		618,127
Other assets and liabilities, net — 53.8%		718,965
NET ASSETS — 100.0%		$1,337,092

(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven day yield at period end.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
Canada	14.1%
United States	19.6%
Total Country	33.7%
SHORT-TERM INVESTMENTS	12.5%
TOTAL INVESTMENTS	46.2%
Other assets and liabilities, net	53.8%
NET ASSETS	100.0%

Roundhill Cannabis ETF
Schedule of Total Return Swaps
September 30, 2022 (Unaudited)

Long Total Return Equity Swaps	Counterparty	Payment Frequency	Financing Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
AYR Wellness, Inc.	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	$11,355	$-
Columbia Care, Inc.	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	36,866	-
Cresco Labs, Inc.	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	83,205	-
Curaleaf Holdings, Inc.	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	269,606	-
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	168,238	-
Jushi Holdings, Inc. - Class B	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	18,339	-
Planet 13 Holdings, Inc.	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	18,604	-
Terrascend Corp.	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	38,378	-
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	120,224	-
Verano Holdings Corp.	Nomura Securities International, Inc.	Monthly	Overnight Bank Funding Rate Index + 1.50%	May 15, 2023	123,541	-
					$888,356	$-

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$310,139	$-	$-	$310,139
Money Market Fund	166,896	-	-	166,896
Real Estate Investment Trusts	141,092	-	-	141,092
Total Investments - Assets	$618,127	$-	$-	$618,127

Swap Contracts**
Long Total Return Equity Swap Contracts	$-	$-	$-	$-
Total Swap Contracts	$-	$-	$-	$-

* See the Schedule of Investments for industry classifications.
** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.